Portfolio of Investments December 31, 2025
NXP
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
746819576 MUNICIPAL BONDS - 99.1% 746819576
ALABAMA - 0.6%
$ 1,450,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500% 10/01/53 $ 1,517,367
3,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 3,187,808
TOTAL ALABAMA 4,705,175
ARIZONA - 4.0%
255,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
3 .000 07/01/26 254,603
2,350,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
5 .000 07/01/47 2,356,985
1,859,000 Floreo at Teravalis Community Facilities District, Arizona,
Special Assessment Revenue Bonds, District 1 Series 2025
4 .500 07/01/30 1,870,920
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/51 808,977
1,465,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 1,382,956
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/38 2,033,442
1,950,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/37 1,964,435
3,185,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/44 3,280,015
5,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 5,047,323
3,000,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/47 3,059,883
2,410,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 2,616,916
5,000,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/49 5,198,293
TOTAL ARIZONA 29,874,748
ARKANSAS - 0.4%
500,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 476,713
6,555,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/46 2,330,149
500,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/43 524,295
TOTAL ARKANSAS 3,331,157
CALIFORNIA - 13.6%
11,000,000 Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0 .000 08/01/41 5,964,153
4,245,000 Anaheim City School District, Orange County, California,
General Obligation Bonds, Election 2002 Series 2007 - AGM
Insured
0 .000 08/01/31 3,611,738
2,840,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/30 2,493,663
6,740,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 5,100,728

Portfolio of Investments December 31, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,760,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000% 09/01/35 $ 4,208,918
1,175,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/54 1,218,454
120,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/49 103,102
2,645,000 Cypress Elementary School District, Orange County, California,
General Obligation Bonds, Series 2009A - AGM Insured
0 .000 05/01/34 2,068,237
2,440,000 Eureka Unified School District, Humboldt County, California,
General Obligation Bonds, Series 2002 - AGM Insured
0 .000 08/01/27 2,336,858
2,275,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 4, Series 2007A - NPFG Insured
0 .000 10/01/28 2,113,813
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5 .000 07/01/53 1,017,711
6,080,000 (b) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AMBAC Insured, (ETM)
0 .000 06/01/28 5,737,235
1,495,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/33 1,203,367
4,055,000 Kern Community College District, California, General
Obligation Bonds, Series 2003A - FGIC Insured
0 .000 03/01/28 3,815,823
3,480,000 (c) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 3,544,728
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 553,997
11,985,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series
2007C - AGM Insured
0 .000 08/01/32 9,873,736
1,195,000 Palmdale School District, Los Angeles County, California,
General Obligation Bonds, Series 2003 - AGM Insured
0 .000 08/01/28 1,116,541
8,790,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/29 7,886,085
12,240,000 (b) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 9,436,329
1,500,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0 .000 08/01/32 1,242,996
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0 .000 08/01/32 6,634,339
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0 .000 08/01/33 6,409,485
3,940,000 Rancho Mirage Redevelopment Agency, California, Tax
Allocation Bonds, Combined Whitewater and 1984 Project
Areas, Series 2003A - NPFG Insured
0 .000 04/01/35 2,967,036
3,570,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/48 3,676,099
2,110,000 Sierra Sands Unified School District, Kern County, California,
General Obligation Bonds, Election of 2006, Series 2006A -
FGIC Insured
0 .000 11/01/28 1,940,806
6,025,000 Simi Valley Unified School District, Ventura County, California,
General Obligation Bonds, Election of 2004 Series 2007C
0 .000 08/01/30 5,353,962
1,150,000 Woodside Elementary School District, San Mateo County,
California, General Obligation Bonds, Election of 2005, Series
2007 - AMBAC Insured
0 .000 10/01/30 1,024,386
TOTAL CALIFORNIA 102,654,325

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 7.5%
$ 3,750,000 Arkansas River Power Authority, Colorado, Power Supply
System Revenue Bonds, Refunding Series 2018A
5 .000% 10/01/43 $ 3,791,954
5,625,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .250 12/01/49 5,986,462
150,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 136,238
6,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,698,632
1,220,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,241,055
5,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2017B
5 .000 12/01/47 5,049,029
2,475,000 Colorado State, Certificates of Participation, Rural Series 2020A 4 .000 12/15/37 2,541,438
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 496,518
2,275,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 2,446,416
4,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 4,514,231
8,350,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 7,553,165
1,295,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 1,063,933
4,475,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 3,539,777
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .000 09/01/38 6,663,800
5,000,000 Windy Gap Firming Project Water Activity Enterprise, Colorado,
Senior Revenue Bonds, Series 2021
5 .000 07/15/51 5,151,640
TOTAL COLORADO 56,874,288
CONNECTICUT - 1.1%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 2,240,353
5,390,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A
4 .000 05/01/40 5,432,668
750,000 University of Connecticut, General Obligation Bonds, Series
2015A
5 .000 03/15/31 752,910
TOTAL CONNECTICUT 8,425,931
DISTRICT OF COLUMBIA - 1.6%
1,500,000 (b) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 1,543,037
2,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 2,131,064
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 5,152,172
2,450,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/49 2,547,233
1,070,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 995,884
TOTAL DISTRICT OF COLUMBIA 12,369,390

Portfolio of Investments December 31, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 2.5%
$ 1,700,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250% 07/01/53 $ 1,674,034
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 2,250,000
3,870,000 (a),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 2,709,000
2,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 2,020,836
1,545,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/47 1,549,446
1,565,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,659,350
1,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
4 .125 11/15/51 927,802
5,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,027,887
1,090,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 1,074,847
TOTAL FLORIDA 18,893,202
GEORGIA - 1.2%
3,665,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,380,511
3,775,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D, (Mandatory Put 12/01/30)
5 .000 05/01/54 3,995,811
1,250,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 1,305,274
TOTAL GEORGIA 8,681,596
GUAM - 0.3%
1,015,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 07/01/36 1,021,022
1,460,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 01/01/46 1,460,750
TOTAL GUAM 2,481,772
IDAHO - 1.7%
1,600,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .000 04/01/48 1,656,059
1,400,000 College of Western Idaho, Annual Appropriation Certificates of
Participation, Series 2025
5 .250 08/01/50 1,466,728
1,220,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2023A
5 .250 08/15/48 1,302,057
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,036,538
6,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 6,058,707
TOTAL IDAHO 12,520,089
ILLINOIS - 9.2%
2,050,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 2,073,987
3,900,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - FGIC Insured
0 .000 12/01/28 3,501,970
55,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/28 49,387

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A
5 .500% 01/01/53 $ 5,732,145
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/40 1,587,358
6,780,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/48 7,066,688
1,190,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/53 1,230,476
10,000,000 (e) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 9,893,122
2,500,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/46 2,298,038
1,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 1,516,477
45,000 (b) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0 .000 06/15/30 39,539
765,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 662,497
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/30 2,129,622
17,195,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/31 14,144,055
1,350,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/35 964,158
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/36 9,939,557
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,287,909
9,370,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/39 5,470,156
TOTAL ILLINOIS 69,587,141
INDIANA - 1.0%
1,600,000 (b) Indiana Bond Bank, Special Program Bonds, Carmel Junior
Waterworks Project, Series 2008B - AGM Insured, (ETM)
0 .000 06/01/30 1,413,572
5,060,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2020A
4 .000 07/01/45 4,563,084
500,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 530,468
1,000,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 07/15/28 924,810
TOTAL INDIANA 7,431,934
IOWA - 0.2%
1,165,000 (b),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 1,340,847
TOTAL IOWA 1,340,847
KENTUCKY - 0.1%
805,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 910,514
TOTAL KENTUCKY 910,514

Portfolio of Investments December 31, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.9%
$ 1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000% 12/01/42 $ 1,903,460
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 509,037
2,000,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 2,073,725
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 2,046,256
TOTAL LOUISIANA 6,532,478
MASSACHUSETTS - 4.6%
3,000,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 2,852,980
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
4 .000 10/01/46 9,552,521
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
5 .000 10/01/46 2,235,842
6,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 6,531,185
920,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/49 905,222
600,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 557,113
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 2,873,660
2,415,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000 06/01/47 2,438,461
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A
5 .000 06/01/50 5,129,541
1,000,000 Newburyport, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Refunding Series 2013
4 .000 01/15/30 1,000,570
480,000 University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2014-1
5 .000 11/01/39 480,197
TOTAL MASSACHUSETTS 34,557,292
MICHIGAN - 2.1%
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2024A
5 .000 07/01/54 5,222,772
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 5,110,077
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5 .000 04/15/35 4,066,894
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/48 1,062,634
TOTAL MICHIGAN 15,462,377
MINNESOTA - 0.8%
1,340,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners
Obligated Group, Series 2024
5 .250 01/01/47 1,401,346
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
4 .000 05/01/50 892,349
3,850,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 3,858,567
TOTAL MINNESOTA 6,152,262

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 3.2%
$ 5,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250% 12/01/47 $ 5,278,631
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 6,971,551
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/30 4,330,039
780,000 (a) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .000 06/15/40 782,485
1,700,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 1,477,829
5,560,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2017
5 .000 09/01/48 5,306,228
TOTAL MISSOURI 24,146,763
NEBRASKA - 1.3%
3,550,000 (d) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 3,787,499
3,000,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5 .000 11/15/47 3,017,745
285,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 285,040
1,465,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 1,465,453
1,000,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2017
5 .000 07/01/47 1,006,209
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 250,164
305,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 305,161
TOTAL NEBRASKA 10,117,271
NEVADA - 0.3%
1,710,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/37 1,736,052
325,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .000 06/01/40 330,574
TOTAL NEVADA 2,066,626
NEW JERSEY - 4.8%
940,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 945,163
2,000,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,057,446
305,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/28 310,304
260,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/29 264,520
4,900,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/28 4,494,362
35,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 26,221,450

Portfolio of Investments December 31, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,900,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000% 06/01/46 $ 1,872,889
TOTAL NEW JERSEY 36,166,134
NEW MEXICO - 0.3%
1,000,000 Farmington Municipal School District 5, San Juan County, New
Mexico, General Obligation Bonds, School Building Series
2015
5 .000 09/01/28 1,001,535
1,035,000 University of New Mexico, Revenue Bonds, Refunding &
Improvement Subordinate Lien Series 2016A
4 .500 06/01/36 1,038,062
TOTAL NEW MEXICO 2,039,597
NEW YORK - 4.0%
2,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,672,104
1,115,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/49 1,163,967
3,500,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .000 03/15/44 3,739,446
10,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A
4 .000 03/15/45 9,342,822
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 5,072,069
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5 .250 08/01/47 2,611,401
5,210,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
5 .000 05/15/54 5,383,586
TOTAL NEW YORK 29,985,395
NORTH CAROLINA - 0.1%
1,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT)
5 .000 07/01/48 1,027,799
TOTAL NORTH CAROLINA 1,027,799
OHIO - 0.5%
4,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 3,648,307
250,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 246,611
TOTAL OHIO 3,894,918
OKLAHOMA - 0.9%
1,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 1,248,527
5,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5 .500 01/01/53 5,315,128
TOTAL OKLAHOMA 6,563,655
OREGON - 5.0%
500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 502,046
1,505,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 1,546,380
60,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 61,221
500,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
5 .000 11/15/52 454,971
215,000 (b) Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Deferred Interest Series
2017A, (Pre-refunded 6/15/27)
0 .000 06/15/41 109,883

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,785,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Deferred Interest Series
2017A
0 .000% 06/15/41 $ 890,379
2,130,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/50 2,153,207
670,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/39 665,733
3,440,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/45 3,525,336
2,000,000 Oregon Facilities Authority, Revenue Bonds, Willamette
University, Refunding Series 2016B
5 .000 10/01/40 2,005,709
5,000,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/44 4,818,675
3,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 3,141,154
11,850,000 (e) Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT), (UB)
5 .500 07/01/53 12,407,558
2,500,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 2,504,713
1,000,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/31 1,033,702
1,500,000 Yamhill County, Oregon, Revenue Bonds, George Fox
University Project, Refunding Series 2021
4 .000 12/01/36 1,543,982
TOTAL OREGON 37,364,649
PENNSYLVANIA - 4.2%
1,500,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 1,258,036
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2020
5 .000 11/15/45 1,008,476
65,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1,
(Pre-refunded 6/15/26)
5 .000 06/15/31 65,601
755,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1,
(ETM)
5 .000 06/15/31 833,080
4,180,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1
5 .000 06/15/31 4,218,545
1,500,000 (e) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .250 11/01/48 1,558,553
1,500,000 (e) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 1,522,725
10,000,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-147A, (UB)
4 .700 10/01/49 9,957,464
6,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2018A-2
5 .000 12/01/48 6,134,118
5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 5,312,963
TOTAL PENNSYLVANIA 31,869,561
PUERTO RICO - 1.6%
2,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,407,403
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 3,918,528
5,624,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 5,259,748
463,872 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 303,836
TOTAL PUERTO RICO 11,889,515

Portfolio of Investments December 31, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 0.4%
$ 1,370,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000% 04/01/54 $ 1,306,322
1,940,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/48 1,948,209
TOTAL SOUTH CAROLINA 3,254,531
TENNESSEE - 1.3%
4,695,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/56 4,876,002
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 5,045,387
TOTAL TENNESSEE 9,921,389
TEXAS - 9.2%
8,990,000 Garland Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023A
5 .000 02/15/48 9,374,702
1,160,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5 .000 12/01/45 1,160,241
480,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 415,568
2,935,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 2,541,023
1,405,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 1,073,760
465,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 286,975
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 1,187,191
10,315,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/41 4,657,098
2,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/41 883,301
3,045,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/34 2,008,438
8,110,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/38 4,074,208
5,325,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/41 5,755,152
2,500,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/49 2,633,479
2,500,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/50 2,627,061
13,410,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5 .000 02/15/53 13,823,842
5,220,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5 .000 05/15/46 5,356,515
120,000 (b) Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024, (Pre-
refunded 2/15/28)
5 .000 02/15/50 126,063
520,000 (b) Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024, (Pre-
refunded 2/15/28)
5 .000 02/15/50 546,275
860,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5 .000 02/15/50 872,074

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625% 10/01/31 $ 400,093
4,855,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023
5 .000 02/15/48 5,037,200
3,845,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025
5 .250 12/01/49 4,072,253
200,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2016A
4 .000 11/15/42 192,509
TOTAL TEXAS 69,105,021
UTAH - 2.3%
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 1,071,654
2,095,000 Millard School District, Utah, Lease Revenue Bonds Local
Building Authority Series 2024 - BAM Insured
5 .000 05/15/49 2,155,849
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/46 5,079,127
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/48 9,333,878
TOTAL UTAH 17,640,508
VIRGIN ISLANDS - 0.5%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,709,916
1,850,000 (f) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 1,821,875
TOTAL VIRGIN ISLANDS 3,531,791
WASHINGTON - 5.0%
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/44 5,075,042
3,485,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 3,542,073
4,965,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/46 5,263,305
3,815,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .250 12/01/48 4,134,362
1,285,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1 - BAM Insured
4 .000 08/01/44 1,197,198
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,008,654
5,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/38 5,005,715
8,390,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series 2021B
4 .000 07/01/58 7,395,196
2,115,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003F - NPFG Insured
0 .000 12/01/27 2,011,047
TOTAL WASHINGTON 37,632,592
WISCONSIN - 0.8%
985,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 990,250
10,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 10,053
1,005,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/46 924,042

Portfolio of Investments December 31, 2025
(continued)
NXP

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,855,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5 .000% 12/01/41 $ 3,890,998
TOTAL WISCONSIN 5,815,343
TOTAL MUNICIPAL BONDS
(Cost $708,745,675) 746,819,576
TOTAL LONG-TERM INVESTMENTS
(Cost $708,745,675) 746,819,576
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.6%
27100000 MUNICIPAL BONDS - 3.6% 27100000
ALABAMA - 0.3%
2,200,000 (a),(d),(g) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Tender Option Bond Trust Series 2022-XM1080
3 .350 02/01/28 2,200,000
TOTAL ALABAMA 2,200,000
MINNESOTA - 1.4%
7,500,000 (d),(g) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
2 .550 11/15/48 7,500,000
2,000,000 (d),(g) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025C
1 .850 11/15/64 2,000,000
1,000,000 (d),(g) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
1 .700 11/15/64 1,000,000
TOTAL MINNESOTA 10,500,000
WASHINGTON - 1.9%
14,400,000 (d),(g) Port of Tacoma, Washington, Revenue Bonds, Subordinate Lien
Series 2008B
2 .380 12/01/44 14,400,000
TOTAL WASHINGTON 14,400,000
TOTAL MUNICIPAL BONDS
(Cost $27,100,000) 27,100,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,100,000) 27,100,000
TOTAL INVESTMENTS - 102.7%
(Cost $735,845,675) 773,919,576
FLOATING RATE OBLIGATIONS - (3.7)% (27,880,000)
OTHER ASSETS & LIABILITIES, NET -  1.0% 7,204,020
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 753,243,596
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $17,521,202 or 2.3% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) When-issued or delayed delivery security.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NXP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 746,819,576 $ – $ 746,819,576
Short-Term Investments:
Municipal Bonds – 27,100,000 – 27,100,000
Total $ – $ 773,919,576 $ – $ 773,919,576